Other commitments, contingent liabilities and contingent assets - long-term commitments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	$ 11,479
2019 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,584
2020 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,463
2021 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,303
2022 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,134
2023 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,050
Thereafter [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	$ 4,947